UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      SIR Capital Management, L.P.

Address:   620 Eighth Avenue
           22nd Floor
           New York, New York 10018


Form 13F File Number: 028-13426


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Ben Fooshee
Title:  Chief Operating Officer
Phone:  (212) 993-7090

Signature,  Place,  and  Date  of  Signing:

/s/ Ben Fooshee                    New York, New York                 8/14/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              68

Form 13F Information Table Value Total:  $      436,258
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------ -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ARCH COAL INC                  COM            039380100    5,126   744,000 SH       SOLE                  744,000      0    0
APACHE CORP                    COM            037411105    9,685   110,200 SH       SOLE                  110,200      0    0
ANADARKO PETE CORP             COM            032511107   17,950   271,150 SH       SOLE                  271,150      0    0
ASHLAND INC NEW                COM            044209104    4,387    63,300 SH       SOLE                   63,300      0    0
BONANZA CREEK ENERGY INC       COM            097793103    2,054   123,500 SH       SOLE                  123,500      0    0
BAYTEX ENERGY CORP             COM            07317Q105    1,976    46,900 SH       SOLE                   46,900      0    0
BABCOCK & WILCOX CO NEW        COM            05615F102    1,041    42,500 SH       SOLE                   42,500      0    0
CAMERON INTERNATIONAL CORP     COM            13342B105   30,140   705,700 SH       SOLE                  705,700      0    0
COBALT INTL ENERGY INC         COM            19075F106    9,725   413,835 SH       SOLE                  413,835      0    0
CLOUD PEAK ENERGY INC          COM            18911Q102    2,530   149,600 SH       SOLE                  149,600      0    0
CONTINENTAL RESOURCES INC      COM            212015101   11,399   171,100 SH       SOLE                  171,100      0    0
CONSOL ENERGY INC              COM            20854P109    6,949   229,800 SH       SOLE                  229,800      0    0
CABOT OIL & GAS CORP           COM            127097103   14,125   358,500 SH       SOLE                  358,500      0    0
COMSTOCK RES INC               COM NEW        205768203    4,630   282,000 SH       SOLE                  282,000      0    0
CHEVRON CORP NEW               COM            166764100   14,543   137,850 SH       SOLE                  137,850      0    0
CONCHO RES INC                 COM            20605P101    2,579    30,300 SH       SOLE                   30,300      0    0
DOMINION RES INC VA NEW        COM            25746U109      913    16,900 SH       SOLE                   16,900      0    0
ENI S P A                      SPONSORED ADR  26874R108    7,224   169,900 SH       SOLE                  169,900      0    0
ENERGEN CORP                   COM            29265N108    5,912   131,000 SH       SOLE                  131,000      0    0
EASTMAN CHEM CO                COM            277432100    6,478   128,600 SH       SOLE                  128,600      0    0
ENBRIDGE INC                   COM            29250N105    2,507    62,800 SH       SOLE                   62,800      0    0
EOG RES INC                    COM            26875P101   18,307   203,161 SH       SOLE                  203,161      0    0
EQT CORP                       COM            26884L109      804    15,000 SH       SOLE                   15,000      0    0
ENSCO PLC                      SHS CLASS A    G3157S106    6,294   134,000 SH       SOLE                  134,000      0    0
EXELON CORP                    COM            30161N101      760    20,200 SH       SOLE                   20,200      0    0
FORUM ENERGY TECHNOLOGIES IN   COM            34984V100    5,192   263,700 SH       SOLE                  263,700      0    0
F M C CORP                     COM NEW        302491303      545    10,200 SH       SOLE                   10,200      0    0
GOODRICH PETE CORP             COM NEW        382410405    5,422   391,200 SH       SOLE                  391,200      0    0
HALLIBURTON CO                 COM            406216101    5,863   206,500 SH       SOLE                  206,500      0    0
HERCULES OFFSHORE INC          COM            427093109    8,661 2,446,718 SH       SOLE                2,446,718      0    0
HESS CORP                      COM            42809H107   19,618   451,500 SH       SOLE                  451,500      0    0
HOLLYFRONTIER CORP             COM            436106108    5,453   153,900 SH       SOLE                  153,900      0    0
HELMERICH & PAYNE INC          COM            423452101    3,183    73,200 SH       SOLE                   73,200      0    0
KEY ENERGY SVCS INC            COM            492914106    3,666   482,400 SH       SOLE                  482,400      0    0
KODIAK OIL & GAS CO            COM            50015Q100    2,622   319,386 SH       SOLE                  319,386      0    0
MARATHON PETE CORP             COM            56585A102    9,836   218,965 SH       SOLE                   218965      0    0
MARATHON OIL CORP              COM            565849106   16,252   635,600 SH       SOLE                  635,600      0    0
NOBLE ENERGY INC               COM            655044105   10,899   128,500 SH       SOLE                  128,500      0    0
NOBLE CORPORATION BAAR         NAMEN -AKT     H5833N103   13,898   427,250 SH       SOLE                  427,250      0    0
NISOURCE INC                   COM            65473P105    3,289   132,897 SH       SOLE                  132,897      0    0
NORTHERN OIL & GAS INC NEV     COM            665531109    5,209   326,800 SH       SOLE                  326,800      0    0
NV ENERGY INC                  COM            67073Y106      738    42,000 SH       SOLE                   42,000      0    0
OASIS PETE INC NEW             COM            674215108    1,318    54,500 SH       SOLE                   54,500      0    0
OCEANEERING INTL INC           COM            675232102    6,710   140,200 SH       SOLE                  140,200      0    0
OIL STS INTL INC               COM            678026105    3,277    49,500 SH       SOLE                   49,500      0    0
OCCIDENTAL PETE CORP DEL       COM            674599105      798     9,300 SH       SOLE                    9,300      0    0
PACIFIC DRILLING SA LUXEMBOU   REG SHS        L7257P106    1,097   128,962 SH       SOLE                  128,962      0    0
PDC ENERGY INC                 COM            69327R101    3,375   137,630 SH       SOLE                  137,630      0    0
PINNACLE WEST CAP CORP         COM            723484101    3,001    58,000 SH       SOLE                   58,000      0    0
PPG INDS INC                   COM            693506107    5,805    54,700 SH       SOLE                   54,700      0    0
PPL CORP                       COM            69351T106      501    18,000 SH       SOLE                   18,000      0    0
PATTERSON UTI ENERGY INC       COM            703481101    1,297    89,100 SH       SOLE                   89,100      0    0
QUANTA SVCS INC                COM            74762E102    1,305    54,200 SH       SOLE                   54,200      0    0
PLAINS EXPLORATION & PRODUCTIO COM            726505100    4,528   128,700 SH       SOLE                  128,700      0    0
QEP RES INC                    COM            74733V100    6,968   232,511 SH       SOLE                  232,511      0    0
TRANSOCEAN LTD                 REG SHS        H8817H100      246     5,500 SH       SOLE                    5,500      0    0
ROSETTA RESOURCES INC          COM            777779307    3,237    88,400 SH       SOLE                   88,400      0    0
RANGE RES CORP                 COM            75281A109      829    13,400 SH       SOLE                   13,400      0    0
SCHLUMBERGER LTD               COM            806857108    3,271    50,400 SH       SOLE                   50,400      0    0
SM ENERGY CO                   COM            78454L100   16,567   337,350 SH       SOLE                  337,350      0    0

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------ -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
SOUTHERN CO                    COM            842587107      495    10,700 SH       SOLE                   10,700      0    0
STATOIL ASA                    SPONSORED ADR  85771P102    7,301   306,000 SH       SOLE                  306,000      0    0
QUESTAR CORP                   COM            748356102    2,987   143,200 SH       SOLE                  143,200      0    0
SUNCOR ENERGY INC NEW          COM            867224107   28,516   985,000 SH       SOLE                  985,000      0    0
TIDEWATER INC                  COM            886423102   14,650   316,000 SH       SOLE                  316,000      0    0
TESORO CORP                    COM            881609101    1,176    47,100 SH       SOLE                   47,100      0    0
TETRA TECHNOLOGIES INC DEL     COM            88162F105      391    54,900 SH       SOLE                   54,900      0    0
WHITING PETE CORP NEW          COM            966387102    8,228   200,100 SH       SOLE                  200,100      0    0


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